Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Non-cancelable operating leases for facilities expiration period	10 years
Operating leases rental expense	$ 44.0	$ 44.0	$ 49.9